Quarterly Holdings Report
for
Fidelity Advisor® New Insights Fund
September 30, 2024
ANIF-NPRT3-1124
1.808768.120
Common Stocks - 97.1%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Clean TeQ Water Ltd (b)	3,189	727
Information Technology - 0.1%
Software - 0.1%
Canva Inc Class A (c)(d)	11,950	13,142,013
TOTAL AUSTRALIA		13,142,740
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	134,367	24,230,442
BRAZIL - 0.3%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc (b)	13,400	27,496,264
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (b)	1,567,866	21,401,371
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp	424,400	25,919,953
TOTAL BRAZIL		74,817,588
CANADA - 2.3%
Communication Services - 0.0%
Entertainment - 0.0%
Lionsgate Studios Corp (d)	192,194	1,374,187
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Dollarama Inc	79,672	8,161,306
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc (e)	48,100	3,470,797
TOTAL CONSUMER DISCRETIONARY		11,632,103

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	275,300	15,219,920
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
ARC Resources Ltd	66,500	1,124,027
Cameco Corp (United States) (e)	127,900	6,108,504
Canadian Natural Resources Ltd	1,937,276	64,329,968
Cenovus Energy Inc (United States) (e)	687,700	11,505,221
GoviEx Uranium Inc (b)	642,355	75,993
GoviEx Uranium Inc (b)(f)	23,200	2,744
GoviEx Uranium Inc Class A (b)(f)	2,625,135	310,564
PrairieSky Royalty Ltd	107,200	2,178,955
Suncor Energy Inc	30,600	1,129,470
		86,765,446
Financials - 0.6%
Banks - 0.1%
Royal Bank of Canada	159,260	19,877,325
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A	5,622	265,792
Brookfield Asset Management Ltd Class A (United States)	235,300	11,127,337
Brookfield Corp Class A	37,400	1,986,352
		13,379,481
Insurance - 0.4%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	49,167	62,080,676
Intact Financial Corp	159,312	30,591,391
		92,672,067
TOTAL FINANCIALS		125,928,873

Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (b)	78,500	3,090,545
Health Care Equipment & Supplies - 0.0%
I-Pulse Inc (c)	58,562	81,986
I-Pulse Inc (b)(c)(d)	58,562	134,693
		216,679
TOTAL HEALTH CARE		3,307,224

Industrials - 0.2%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	47,700	3,839,373
Ground Transportation - 0.2%
Canadian Pacific Kansas City Ltd	380,164	32,514,008
Professional Services - 0.0%
Thomson Reuters Corp	66,098	11,274,463
TOTAL INDUSTRIALS		47,627,844

Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (b)	349,708	28,016,460
Software - 0.0%
Constellation Software Inc/Canada	500	1,626,678
TOTAL INFORMATION TECHNOLOGY		29,643,138

Materials - 0.8%
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd/CA	20,300	1,635,317
Alamos Gold Inc Class A	68,300	1,361,000
B2Gold Corp	7,869,379	24,321,790
Franco-Nevada Corp	230,036	28,571,443
Ivanhoe Mine Ltd Class A (b)(e)	7,053,018	104,925,671
Lundin Gold Inc	243,153	5,258,771
Novagold Resources Inc (b)	797,853	3,285,919
Orla Mining Ltd (b)	1,816,503	7,306,574
		176,666,485
TOTAL CANADA		498,165,220
CHINA - 0.3%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
BYD Co Ltd H Shares	222,000	7,920,508
Broadline Retail - 0.0%
PDD Holdings Inc Class A ADR (b)	28,800	3,882,528
Hotels, Restaurants & Leisure - 0.0%
Meituan B Shares (b)(f)(g)	155,800	3,308,474
Textiles, Apparel & Luxury Goods - 0.0%
China Hongxing Sports Ltd (b)(c)	5,977,800	47
TOTAL CONSUMER DISCRETIONARY		15,111,557

Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	192,413	46,181,044
TOTAL CHINA		61,292,601
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (b)	29,200	4,359,852
Pharmaceuticals - 0.1%
Novo Nordisk A/S Series B	107,300	12,727,016
TOTAL DENMARK		17,086,868
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc	64,700	1,031,964
FRANCE - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy Louis Vuitton SE	15,400	11,809,892
Consumer Staples - 0.0%
Personal Care Products - 0.0%
L'Oreal SA	18,112	8,123,900
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
EssilorLuxottica SA	11,343	2,684,386
TOTAL FRANCE		22,618,178
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	45,100	11,950,898
INDIA - 0.3%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Zomato Ltd (b)	2,766,561	9,024,571
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	224,200	7,902,560
Financials - 0.3%
Banks - 0.3%
HDFC Bank Ltd ADR	565,571	35,382,122
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (b)	444,255	2,253,554
TOTAL INDIA		54,562,807
IRELAND - 0.1%
Financials - 0.1%
Banks - 0.0%
AIB Group PLC	1,046,200	5,991,752
Bank of Ireland Group PLC	357,600	3,992,566
		9,984,318
Financial Services - 0.1%
Circle Internet Financial LLC (c)	615,508	17,862,042
Circle Internet Financial LLC (c)	68,639	1,991,904
		19,853,946
TOTAL IRELAND		29,838,264
ISRAEL - 0.2%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	1,302,947	23,479,105
Information Technology - 0.1%
IT Services - 0.0%
Wix.com Ltd (b)	6,599	1,103,154
Software - 0.1%
Check Point Software Technologies Ltd (b)	59,123	11,399,506
TOTAL INFORMATION TECHNOLOGY		12,502,660

TOTAL ISRAEL		35,981,765
ITALY - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Brunello Cucinelli SpA	692,800	74,612,664
Prada Spa	171,100	1,320,581
		75,933,245
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	307,000	13,870,260
TOTAL ITALY		89,803,505
JAPAN - 0.3%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	52,300	1,344,571
Specialty Retail - 0.1%
Fast Retailing Co Ltd	25,100	8,328,110
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	110,400	2,319,299
TOTAL CONSUMER DISCRETIONARY		11,991,980

Industrials - 0.2%
Industrial Conglomerates - 0.2%
Hitachi Ltd	890,000	23,600,432
Machinery - 0.0%
Mitsubishi Heavy Industries Ltd	277,300	4,143,970
Trading Companies & Distributors - 0.0%
ITOCHU Corp	82,600	4,451,735
Mitsui & Co Ltd	105,600	2,361,642
		6,813,377
TOTAL INDUSTRIALS		34,557,779

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	84,000	3,950,626
Materials - 0.0%
Chemicals - 0.0%
Shin-Etsu Chemical Co Ltd	268,200	11,208,185
Utilities - 0.0%
Electric Utilities - 0.0%
Kansai Electric Power Co Inc/The	158,300	2,623,485
TOTAL JAPAN		64,332,055
KOREA (SOUTH) - 0.5%
Consumer Discretionary - 0.2%
Automobiles - 0.1%
Hyundai Motor Co	106,807	19,758,380
Broadline Retail - 0.1%
Coupang Inc Class A (b)	1,148,965	28,207,091
TOTAL CONSUMER DISCRETIONARY		47,965,471

Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd	1,269,990	59,215,746
TOTAL KOREA (SOUTH)		107,181,217
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc	42,100	2,075,109
NETHERLANDS - 0.5%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	835,729	21,863,692
Financials - 0.0%
Financial Services - 0.0%
Adyen NV (b)(f)(g)	900	1,409,058
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (b)	69,032	37,420,867
Industrials - 0.0%
Professional Services - 0.0%
Wolters Kluwer NV	71,900	12,109,369
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASM International NV	13,600	8,922,832
ASML Holding NV	32,900	27,368,215
ASML Holding NV depository receipt	3,800	3,166,350
BE Semiconductor Industries NV	50,000	6,319,909
		45,777,306
TOTAL NETHERLANDS		118,580,292
SPAIN - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Industria de Diseno Textil SA	26,100	1,545,811
Financials - 0.0%
Banks - 0.0%
Banco Santander SA	1,348,100	6,907,486
TOTAL SPAIN		8,453,297
SWEDEN - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Indutrade AB	42,800	1,330,039
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (b)	597,100	29,944,565
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG	283,520	8,729,877
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Straumann Holding AG	16,995	2,779,962
TOTAL SWITZERLAND		41,454,404
TAIWAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	759,800	131,954,466
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	18,000	4,255,920
UNITED KINGDOM - 0.6%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Deliveroo PLC Class A (b)(f)(g)	2,214,420	4,574,079
Flutter Entertainment PLC (United Kingdom) (b)	17,700	4,158,950
		8,733,029
Financials - 0.3%
Banks - 0.1%
Starling Bank Ltd Class D (b)(c)(d)	3,787,848	16,053,398
Capital Markets - 0.0%
London Stock Exchange Group PLC	71,700	9,816,522
Insurance - 0.2%
Hiscox Ltd	2,665,843	40,844,573
TOTAL FINANCIALS		66,714,493

Health Care - 0.2%
Pharmaceuticals - 0.2%
Astrazeneca PLC	212,900	33,166,933
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC (b)	2,186,900	15,477,769
Professional Services - 0.0%
RELX PLC	291,778	13,776,684
TOTAL INDUSTRIALS		29,254,453

TOTAL UNITED KINGDOM		137,868,908
UNITED STATES - 90.0%
Communication Services - 20.0%
Entertainment - 2.2%
Liberty Media Corp-Liberty Formula One Class C (b)	368,976	28,569,812
Liberty Media Corp-Liberty Live Class C (b)	17,816	914,495
Netflix Inc (b)	607,790	431,087,213
ROBLOX Corp Class A (b)	27,800	1,230,428
Spotify Technology SA (b)	29,300	10,797,929
TKO Group Holdings Inc Class A	10,400	1,286,584
Walt Disney Co/The	60,700	5,838,733
		479,725,194
Interactive Media & Services - 17.6%
Alphabet Inc Class A	7,243,644	1,201,358,357
Bumble Inc Class A (b)	12,084	77,096
Epic Games Inc (b)(c)(d)	23,900	14,340,000
Meta Platforms Inc Class A	4,463,316	2,554,980,611
Reddit Inc Class A	276,652	18,236,900
Reddit Inc Class B (b)	87,201	5,748,290
		3,794,741,254
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	177,600	36,649,536
TOTAL COMMUNICATION SERVICES		4,311,115,984

Consumer Discretionary - 9.9%
Automobiles - 0.0%
General Motors Co	214,636	9,624,278
Rad Power Bikes Inc (b)(c)(d)	474,452	118,613
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	488,383	297,914
Tesla Inc (b)	28,500	7,456,455
		17,497,260
Broadline Retail - 4.9%
Amazon.com Inc (b)	5,721,400	1,066,068,463
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (b)	64,762	18,264,179
Hotels, Restaurants & Leisure - 1.4%
Airbnb Inc Class A (b)	367,396	46,589,487
Booking Holdings Inc	4,700	19,796,964
Cava Group Inc (b)	128,900	15,964,265
Chipotle Mexican Grill Inc (b)	1,181,550	68,080,911
DoorDash Inc Class A (b)	9,900	1,413,027
Hilton Worldwide Holdings Inc	556,068	128,173,674
Starbucks Corp	80,800	7,877,192
Texas Roadhouse Inc	7,200	1,271,520
Viking Holdings Ltd	194,400	6,782,616
		295,949,656
Household Durables - 1.0%
Blu Homes Inc (b)(c)(d)	98,215,581	30,446
DR Horton Inc	282,175	53,830,525
Garmin Ltd	26,041	4,583,997
Lennar Corp Class A	392,968	73,673,641
Mohawk Industries Inc (b)	22,900	3,679,572
PulteGroup Inc	499,300	71,664,529
		207,462,710
Specialty Retail - 2.2%
Abercrombie & Fitch Co Class A (b)	50,600	7,078,940
Chewy Inc Class A (b)	42,400	1,241,895
Dick's Sporting Goods Inc	52,445	10,945,272
Fanatics Inc Class A (b)(c)(d)	372,921	27,488,007
Floor & Decor Holdings Inc Class A (b)	127,700	15,856,509
Gap Inc/The	442,130	9,748,967
Group 1 Automotive Inc	900	344,735
Home Depot Inc/The	103,000	41,735,600
Lowe's Cos Inc	366,600	99,293,610
Murphy USA Inc	75,800	37,359,546
O'Reilly Automotive Inc (b)	55,471	63,880,404
Ross Stores Inc	48,800	7,344,888
TJX Cos Inc/The	962,903	113,179,619
Ulta Beauty Inc (b)	20,600	8,015,872
Williams-Sonoma Inc	200,172	31,010,646
		474,524,510
Textiles, Apparel & Luxury Goods - 0.3%
Crocs Inc (b)	86,109	12,469,444
Deckers Outdoor Corp (b)	125,892	20,073,480
NIKE Inc Class B	16,400	1,449,760
Ralph Lauren Corp Class A	36,400	7,056,868
Samsonite International SA (f)(g)	4,331,100	11,922,733
VF Corp (e)	193,800	3,866,310
		56,838,595
TOTAL CONSUMER DISCRETIONARY		2,136,605,373

Consumer Staples - 1.3%
Beverages - 0.5%
Coca-Cola Co/The	1,567,418	112,634,657
Consumer Staples Distribution & Retail - 0.7%
Casey's General Stores Inc	41,600	15,629,536
Costco Wholesale Corp	143,800	127,481,577
Walmart Inc	75,000	6,056,250
		149,167,363
Food Products - 0.0%
Bowery Farming Inc (b)(c)	466,405	9,328
Bowery Farming Inc warrants (b)(c)(d)	383,862	7,677
Mondelez International Inc	34,500	2,541,615
		2,558,620
Household Products - 0.1%
Colgate-Palmolive Co	12,500	1,297,625
Procter & Gamble Co/The	106,700	18,480,440
		19,778,065
TOTAL CONSUMER STAPLES		284,138,705

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Antero Resources Corp (b)	542,400	15,539,760
Cheniere Energy Inc	214,600	38,593,664
Diamondback Energy Inc	16,743	2,886,493
Exxon Mobil Corp	1,587,107	186,040,683
Marathon Petroleum Corp	65,400	10,654,314
Sable Offshore Corp (d)	460,290	10,876,653
Shell PLC ADR	157,074	10,359,030
Valero Energy Corp	5,500	742,665
		275,693,262
Financials - 12.8%
Banks - 2.3%
Bank of America Corp	2,210,065	87,695,379
Citigroup Inc	288,300	18,047,580
East West Bancorp Inc	31,400	2,598,036
First Citizens BancShares Inc/NC Class A	7,100	13,070,745
JPMorgan Chase & Co	769,159	162,184,867
Wells Fargo & Co	3,638,616	205,545,418
		489,142,025
Capital Markets - 0.7%
Bank of New York Mellon Corp/The	227,039	16,315,023
Blackstone Inc	36,200	5,543,306
Goldman Sachs Group Inc/The	39,200	19,408,312
Interactive Brokers Group Inc Class A	20,500	2,856,879
KKR & Co Inc Class A	65,000	8,487,700
Moody's Corp	34,730	16,482,511
Morgan Stanley	301,653	31,444,309
MSCI Inc	46,319	27,000,735
S&P Global Inc	2,600	1,343,211
Tulco LLC (b)(c)(d)(h)	17,377	13,010,334
		141,892,320
Consumer Finance - 0.4%
American Express Co	269,808	73,171,930
Capital One Financial Corp	92,600	13,864,998
Discover Financial Services	56,400	7,912,356
		94,949,284
Financial Services - 7.7%
Apollo Global Management Inc	348,900	43,581,099
Berkshire Hathaway Inc Class A (b)	1,586	1,096,211,480
Fiserv Inc (b)	186,700	33,540,655
Mastercard Inc Class A	523,800	258,652,440
PayPal Holdings Inc (b)	219,300	17,111,979
Toast Inc Class A (b)	47,900	1,356,049
Visa Inc Class A	666,900	183,364,155
		1,633,817,857
Insurance - 1.7%
American International Group Inc	393,426	28,810,586
Arthur J Gallagher & Co	293,100	82,469,547
Chubb Ltd	469,307	135,343,446
Hartford Financial Services Group Inc/The	22,800	2,681,507
Marsh & McLennan Cos Inc	144,837	32,311,686
Progressive Corp/The	258,910	65,701,002
Travelers Cos Inc/The	120,938	28,314,005
		375,631,779
TOTAL FINANCIALS		2,735,433,265

Health Care - 9.9%
Biotechnology - 3.2%
Alnylam Pharmaceuticals Inc (b)	137,184	37,729,716
Apogee Therapeutics Inc (b)	39,200	2,302,608
Avidity Biosciences Inc (b)	66,200	3,040,566
Celldex Therapeutics Inc (b)	88,600	3,011,514
Cytokinetics Inc (b)	42,200	2,228,160
Denali Therapeutics Inc (b)	75,408	2,196,635
Dyne Therapeutics Inc (b)	90,800	3,261,536
Gilead Sciences Inc	15,600	1,307,904
Incyte Corp (b)	20,800	1,374,880
Insmed Inc (b)	30,600	2,233,800
Intarcia Therapeutics Inc warrants 12/31/2024 (b)(c)(d)	26,062	0
Janux Therapeutics Inc (b)	45,900	2,085,237
Keros Therapeutics Inc (b)	68,700	3,989,409
Krystal Biotech Inc (b)	1,300	236,639
Legend Biotech Corp ADR (b)	245,500	11,963,215
Light Sciences Oncology Inc (b)(c)	2,708,254	27
Moderna Inc (b)	39,000	2,606,370
Recursion Pharmaceuticals Inc Class A (b)(e)	192,200	1,266,598
Regeneron Pharmaceuticals Inc (b)	372,099	391,165,353
United Therapeutics Corp (b)	14,455	5,179,949
Vaxcyte Inc (b)	57,700	6,593,379
Vertex Pharmaceuticals Inc (b)	421,946	196,238,646
Viking Therapeutics Inc (b)	25,900	1,639,729
		681,651,870
Health Care Equipment & Supplies - 1.5%
Alcon Inc (United States)	154,800	15,490,836
Boston Scientific Corp (b)	1,794,408	150,371,391
Cooper Cos Inc/The (b)	25,501	2,813,780
Intuitive Surgical Inc (b)	208,951	102,651,358
Stryker Corp	70,600	25,504,956
TransMedics Group Inc (b)	108,800	17,081,600
		313,913,921
Health Care Providers & Services - 1.1%
BrightSpring Health Services Inc (b)	48,000	704,640
Cigna Group/The	113,200	39,217,008
Elevance Health Inc	5,700	2,964,000
HCA Healthcare Inc	90,700	36,863,201
Tenet Healthcare Corp (b)	155,559	25,853,906
UnitedHealth Group Inc	241,288	141,076,268
		246,679,023
Health Care Technology - 0.2%
Doximity Inc Class A (b)	1,188,200	51,769,874
Veeva Systems Inc Class A (b)	9,696	2,034,899
		53,804,773
Life Sciences Tools & Services - 0.7%
Danaher Corp	224,089	62,301,224
IQVIA Holdings Inc (b)	5,400	1,279,638
Mettler-Toledo International Inc (b)	554	830,833
Thermo Fisher Scientific Inc	131,532	81,361,749
Veterinary Emergency Group (b)(c)(d)(h)	184,081	11,930,290
		157,703,734
Pharmaceuticals - 3.2%
Eli Lilly & Co	664,183	588,426,287
Intra-Cellular Therapies Inc (b)	142,317	10,413,334
Merck & Co Inc	846,092	96,082,208
		694,921,829
TOTAL HEALTH CARE		2,148,675,150

Industrials - 8.1%
Aerospace & Defense - 3.0%
Axon Enterprise Inc (b)	35,858	14,328,857
BWX Technologies Inc	47,900	5,206,730
GE Aerospace	832,803	157,049,990
General Dynamics Corp	16,800	5,076,960
HEICO Corp (e)	3,600	941,328
Howmet Aerospace Inc	485,400	48,661,350
Loar Holdings Inc (e)	27,200	2,028,848
Relativity Space Inc warrants (b)(c)(d)	9,464	120,855
Space Exploration Technologies Corp (b)(c)(d)	2,573,450	288,226,400
Space Exploration Technologies Corp Class C (b)(c)(d)	45,460	5,091,520
TransDigm Group Inc	74,062	105,696,102
		632,428,940
Air Freight & Logistics - 0.0%
Zipline International Inc (b)(c)(d)	74,930	3,143,313
Building Products - 0.8%
Builders FirstSource Inc (b)	253,100	49,065,966
Carrier Global Corp	173,800	13,989,162
Fortune Brands Innovations Inc	7,700	689,381
Trane Technologies PLC	277,800	107,989,194
		171,733,703
Commercial Services & Supplies - 0.4%
Cintas Corp	187,648	38,632,970
Clean Harbors Inc (b)	76,244	18,428,937
GFL Environmental Inc Subordinate Voting Shares	406,400	16,211,527
Republic Services Inc	46,700	9,379,228
Veralto Corp	83,516	9,342,100
Waste Connections Inc (United States)	14,800	2,646,536
		94,641,298
Construction & Engineering - 0.4%
Bowman Consulting Group Ltd (b)	350,800	8,447,264
EMCOR Group Inc	66,000	28,414,980
Quanta Services Inc	162,500	48,449,375
		85,311,619
Electrical Equipment - 1.2%
Eaton Corp PLC	336,416	111,501,719
GE Vernova Inc	368,125	93,864,513
Generac Holdings Inc (b)	27,700	4,400,976
Hubbell Inc	79,300	33,968,155
Vertiv Holdings Co Class A	231,600	23,041,884
		266,777,247
Ground Transportation - 0.3%
Uber Technologies Inc (b)	858,600	64,532,376
Industrial Conglomerates - 0.1%
3M Co	212,200	29,007,740
Machinery - 1.0%
Caterpillar Inc	61,900	24,210,328
Chart Industries Inc (b)(e)	182,800	22,692,792
Ingersoll Rand Inc	32,000	3,141,120
PACCAR Inc	264,342	26,085,269
Parker-Hannifin Corp	180,200	113,853,964
Westinghouse Air Brake Technologies Corp	105,300	19,140,381
		209,123,854
Professional Services - 0.3%
CACI International Inc (b)	42,900	21,645,624
KBR Inc	335,100	21,825,063
Paycom Software Inc	15,800	2,631,806
UL Solutions Inc Class A	33,000	1,626,900
Verisk Analytics Inc	74,100	19,855,836
		67,585,229
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc	23,600	4,686,252
FTAI Aviation Ltd	22,400	2,976,960
United Rentals Inc	26,000	21,052,980
WW Grainger Inc	93,200	96,817,092
		125,533,284
TOTAL INDUSTRIALS		1,749,818,603

Information Technology - 24.5%
Communications Equipment - 0.6%
Arista Networks Inc (b)	307,053	117,853,082
Motorola Solutions Inc	20,800	9,352,304
		127,205,386
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp Class A	3,041,660	198,194,566
IT Services - 0.2%
Asac II LP (b)(c)(d)	9,408,021	1,580,547
Cloudflare Inc Class A (b)	31,700	2,564,213
Gartner Inc (b)	60,300	30,557,628
GoDaddy Inc Class A (b)	17,000	2,665,260
X Holdings Corp Class A (b)(c)(d)	97,100	2,067,259
		39,434,907
Semiconductors & Semiconductor Equipment - 10.5%
Advanced Micro Devices Inc (b)	458,434	75,219,851
Analog Devices Inc	84,205	19,381,465
Applied Materials Inc	394,500	79,708,725
ARM Holdings PLC ADR (e)	83,800	11,984,238
Astera Labs Inc (b)	120,600	6,318,234
Broadcom Inc	582,300	100,446,750
Credo Technology Group Holding Ltd (b)	43,100	1,327,480
KLA Corp	14,700	11,383,827
Lam Research Corp	41,700	34,030,536
Marvell Technology Inc	762,200	54,969,864
Monolithic Power Systems Inc	62,832	58,088,184
NVIDIA Corp	14,588,960	1,771,683,302
ON Semiconductor Corp (b)	69,700	5,060,917
QUALCOMM Inc	111,600	18,977,580
		2,248,580,953
Software - 9.5%
Adobe Inc (b)	236,300	122,351,414
Agilysys Inc (b)	36,800	4,010,096
Alkami Technology Inc (b)	8,300	261,782
Applied Intuition Inc Class A (c)(d)	42,935	2,562,790
Atlassian Corp Class A (b)	6,267	995,262
Cadence Design Systems Inc (b)	341,257	92,490,885
Clear Secure Inc Class A (e)	306,000	10,140,840
Coreweave Inc Class A (c)	41,335	35,061,174
CyberArk Software Ltd (b)	37,300	10,877,053
Datadog Inc Class A (b)	24,900	2,864,994
Fair Isaac Corp (b)	300	583,056
Figma Inc Class A (c)(d)	159,400	3,878,202
Fortinet Inc (b)	120,700	9,360,285
Intuit Inc	52,862	32,827,302
Klaviyo Inc Class A	6,400	226,431
Magic Leap Inc Class A (b)(c)(d)	30,863	0
Magic Leap Inc warrants (b)(c)(d)	46,794	1
Microsoft Corp	3,514,215	1,512,166,715
Monday.com Ltd (b)	6,800	1,888,836
Onestream Inc Class A (e)	38,487	1,304,709
OpenAI Global LLC rights (b)(c)(d)	9,175,218	9,175,218
Oracle Corp	8,000	1,363,200
Palo Alto Networks Inc (b)	12,300	4,204,140
Rubrik Inc Class A (b)(e)	51,500	1,655,725
Salesforce Inc	311,393	85,231,378
Samsara Inc Class A (b)	265,008	12,752,185
Servicenow Inc (b)	57,599	51,515,970
Stripe Inc Class B (b)(c)(d)	83,200	2,288,832
Synopsys Inc (b)	33,400	16,913,426
Tanium Inc Class B (b)(c)(d)	1,259,978	10,520,816
Zoom Video Communications Inc Class A (b)	71,300	4,972,462
		2,044,445,179
Technology Hardware, Storage & Peripherals - 2.8%
Apple Inc	2,601,910	606,245,030
Dell Technologies Inc Class C	72,375	8,579,333
		614,824,363
TOTAL INFORMATION TECHNOLOGY		5,272,685,354

Materials - 1.0%
Chemicals - 0.4%
Bolt Projects Holdings Inc Class A (b)	57,577	46,062
Corteva Inc	465,900	27,390,261
Linde PLC	16,400	7,820,504
Sherwin-Williams Co/The	123,169	47,009,912
Westlake Corp	37,187	5,588,834
		87,855,573
Construction Materials - 0.1%
CRH PLC	98,300	9,116,342
Martin Marietta Materials Inc	31,000	16,685,750
Vulcan Materials Co	17,800	4,457,654
		30,259,746
Containers & Packaging - 0.0%
International Paper Co	89,400	4,367,190
Metals & Mining - 0.5%
ATI Inc (b)	158,700	10,618,617
Freeport-McMoRan Inc	1,531,600	76,457,472
Ivanhoe Electric Inc / US (b)	308,097	2,606,500
Nucor Corp	27,296	4,103,681
Steel Dynamics Inc	77,696	9,795,912
		103,582,182
TOTAL MATERIALS		226,064,691

Real Estate - 0.0%
Health Care REITs - 0.0%
Welltower Inc	57,200	7,323,316
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	22,300	2,775,904
TOTAL REAL ESTATE		10,099,220

Utilities - 1.2%
Electric Utilities - 0.8%
American Electric Power Co Inc	13,000	1,333,800
Constellation Energy Corp	587,524	152,767,990
NextEra Energy Inc	10,700	904,471
NRG Energy Inc	95,800	8,727,380
PG&E Corp	163,463	3,231,664
Southern Co/The	22,400	2,020,032
		168,985,337
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp	845,500	100,225,570
TOTAL UTILITIES		269,210,907

TOTAL UNITED STATES		19,419,540,514
TOTAL COMMON STOCKS (Cost $6,856,819,494)		20,971,549,061

Convertible Preferred Stocks - 1.8%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (c)(d)(i)	2,032	2,234,692
Canva Inc Series A2 (c)(d)(i)	368	404,708

TOTAL AUSTRALIA		2,639,400
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)(i)	130,945	32,627,566
UNITED STATES - 1.7%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	61,855	15,464
Rad Power Bikes Inc Series C (b)(c)(d)	243,394	160,640
Rad Power Bikes Inc Series D (b)(c)(d)(i)	411,659	456,941
		633,045
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)(i)	2,800	666,624
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	8,102	253,511
GoBrands Inc Series H (b)(c)(d)	10,223	410,556
		664,067
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (c)(d)	125,700	1,625,301
Tenstorrent Holdings Inc Series C1 (c)(d)(i)	70,912	5,274,435
		6,899,736
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	594,600	1,855,152
Intarcia Therapeutics Inc (b)(c)(d)	516,522	5
		1,855,157
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(c)(d)	270,000	3,375,000
Lyra Health Inc Series F (b)(c)(d)	10,070	125,875
Somatus Inc Series E (b)(c)(d)	2,206	2,632,199
		6,133,074
TOTAL HEALTH CARE		7,988,231

Industrials - 1.6%
Aerospace & Defense - 1.4%
Relativity Space Inc Series E (b)(c)(d)	308,359	5,627,552
Relativity Space Inc Series F (c)(d)	94,642	1,722,484
Space Exploration Technologies Corp Series G (b)(c)(d)	145,254	162,684,480
Space Exploration Technologies Corp Series H (b)(c)(d)	42,094	47,145,280
Space Exploration Technologies Corp Series N (b)(c)(d)	66,208	74,152,960
		291,332,756
Air Freight & Logistics - 0.2%
Zipline International Inc Series E (b)(c)(d)	208,789	8,758,699
Zipline International Inc Series F (b)(c)(d)	79,020	3,314,889
Zipline International Inc Series G (c)(d)	182,718	7,665,020
		19,738,608
Construction & Engineering - 0.0%
Beta Technologies Inc Series B, 6% (b)(c)(d)	52,096	6,631,300
TOTAL INDUSTRIALS		317,702,664

Information Technology - 0.1%
Software - 0.1%
Applied Intuition Inc Series A2 (c)(d)	55,889	3,336,015
Applied Intuition Inc Series B2 (c)(d)	26,948	1,608,526
Magic Leap Inc Series AA (b)(c)(d)(i)	325,855	3
MOLOCO Inc Series A (b)(c)(d)	39,638	2,194,756
Nuro Inc/CA Series C (b)(c)(d)	491,080	1,414,310
Nuro Inc/CA Series D (b)(c)(d)	94,265	348,781
Stripe Inc Series H (b)(c)(d)	34,900	960,099
Stripe Inc Series I (b)(c)(d)(i)	611,900	16,833,369
		26,695,859
TOTAL UNITED STATES		361,250,226
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $151,841,315)		396,517,192

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d)	488,383	686,709
Health Care - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics Inc 6% (c)(d)(i)(j)	2,280,387	0
TOTAL UNITED STATES		686,709
TOTAL PREFERRED SECURITIES (Cost $2,768,770)		686,709

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.89	241,860,690	241,909,062
Fidelity Securities Lending Cash Central Fund (k)(l)	4.89	157,715,093	157,730,865
TOTAL MONEY MARKET FUNDS (Cost $399,639,862)			399,639,927

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $7,411,069,441)	21,768,392,889
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(155,718,000)
NET ASSETS - 100.0%	21,612,674,889

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $834,663,879 or 3.9% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,527,652 or 0.1% of net assets.

(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $21,214,344 or 0.1% of net assets.

(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Non-income producing - Security is in default.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	1,604,033

Applied Intuition Inc Class A	7/02/24	2,563,001

Applied Intuition Inc Series A2	7/02/24	3,336,288

Applied Intuition Inc Series B2	7/02/24	1,608,658

Asac II LP	10/10/13	724,512

Beta Technologies Inc Series B, 6%	4/04/22	5,374,744

Blu Homes Inc	5/21/20	169,874

Bowery Farming Inc warrants	10/25/23	0

ByteDance Ltd Series E1	11/18/20	14,348,191

Canva Inc Class A	3/18/24	12,746,600

Canva Inc Series A	9/22/23	2,167,455

Canva Inc Series A2	9/22/23	392,531

Discord Inc Series I	9/15/21	1,541,748

ElevateBio LLC Series C	3/09/21	2,494,347

Epic Games Inc	7/13/20 - 7/30/20	13,742,500

Fanatics Inc Class A	8/13/20 - 12/15/21	12,263,632

Figma Inc Class A	5/15/24	3,696,964

GoBrands Inc Series G	3/02/21	2,023,210

GoBrands Inc Series H	7/22/21	3,971,539

I-Pulse Inc	3/18/10	50,101

Intarcia Therapeutics Inc	11/14/12	7,040,195

Intarcia Therapeutics Inc 6%	1/03/20	2,280,387

Intarcia Therapeutics Inc warrants 12/31/2024	1/03/20	3

Lionsgate Studios Corp	12/22/23	1,850,828

Lyra Health Inc Series E	1/14/21	2,472,282

Lyra Health Inc Series F	6/04/21	158,143

Magic Leap Inc Class A	10/06/17	14,999,526

Magic Leap Inc Series AA	7/07/20	5,624,300

Magic Leap Inc warrants	7/07/20	0

MOLOCO Inc Series A	6/26/23	2,378,280

Nuro Inc/CA Series C	10/30/20	6,410,853

Nuro Inc/CA Series D	10/29/21	1,965,022

OpenAI Global LLC rights	9/30/24	9,175,218

Rad Power Bikes Inc	1/21/21	2,288,681

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	488,383

Rad Power Bikes Inc Series A	1/21/21	298,379

Rad Power Bikes Inc Series C	1/21/21	1,174,094

Rad Power Bikes Inc Series D	9/17/21	3,945,258

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Relativity Space Inc Series E	5/27/21	7,041,409

Relativity Space Inc Series F	11/14/23	2,145,250

Relativity Space Inc warrants	11/14/23	0

Sable Offshore Corp	1/16/24	4,602,900

Somatus Inc Series E	1/31/22	1,925,033

Space Exploration Technologies Corp	10/16/15 - 2/16/21	29,627,970

Space Exploration Technologies Corp Class C	9/11/17	613,710

Space Exploration Technologies Corp Series G	1/20/15	11,251,375

Space Exploration Technologies Corp Series H	8/04/17	5,682,690

Space Exploration Technologies Corp Series N	8/04/20	17,876,160

Starling Bank Ltd Class D	6/18/21 - 4/05/22	7,251,743

Stripe Inc Class B	5/18/21	3,338,681

Stripe Inc Series H	3/15/21	1,400,363

Stripe Inc Series I	3/20/23 - 5/12/23	12,320,080

Tanium Inc Class B	4/21/17 - 9/18/20	9,906,875

Tenstorrent Holdings Inc Series C1	4/23/21	4,216,027

Tulco LLC	8/24/17	5,890,422

Veterinary Emergency Group	9/16/21 - 11/13/23	7,061,587

X Holdings Corp Class A	10/25/22	9,710,000

Zipline International Inc	10/12/21	2,697,480

Zipline International Inc Series E	12/21/20	6,812,660

Zipline International Inc Series F	4/11/23	3,176,375

Zipline International Inc Series G	6/07/24	7,664,344

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	230,569,127	3,380,032,419	3,368,724,649	9,545,754	32,165	-	241,909,062	0.5%
Fidelity Securities Lending Cash Central Fund	61,314,709	651,722,409	555,306,253	248,657	-	-	157,730,865	0.6%
Total	291,883,836	4,031,754,828	3,924,030,902	9,794,411	32,165	-	399,639,927

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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